Fair value loss on sale of accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Losses on receivables	$ 4,620	$ 6,113	$ 3,041
Other receivables, net	57,937	65,121
Special Purpose Entity
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of trade receivables	1,868	1,565
Other receivables, net	51,931	59,346
Trade accounts receivable sold	$ 1,248,935	$ 1,181,511	$ 987,208